Consolidated statements of profit or loss and other comprehensive income - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue and other income
Licensing revenue	$ 2,308	$ 0	$ 0
Other income	173	1	25
Finance income	12	22	2
Expenses
Research and development expense	(17,380)	(15,564)	(20,169)
General and administrative expense	(13,563)	(8,583)	(5,113)
Gain/(loss) on remeasurement of other financial liabilities	1,257	0	0
Gain/(loss) on remeasurement of promissory note	25	0	0
Gain/(loss) on remeasurement of contingent consideration	119	3,388	0
Commercialisation	0	0	(127)
Loss before income tax benefit	(27,049)	(20,736)	(25,382)
Income tax benefit	271	271	368
Loss after income tax benefit	(26,778)	(20,465)	(25,014)
Items that may be reclassified subsequently to profit or loss
Net exchange difference on translation of financial statements of foreign controlled entities, net of tax	(8)	110	35
Other comprehensive loss, net of tax	(8)	110	35
Total comprehensive loss	$ (26,786)	$ (20,355)	$ (24,979)
Earnings per share for loss attributable to the owners of Kazia Therapeutics Limited
Basic earnings per share	$ (0.1016)	$ (0.1123)	$ (0.1888)
Diluted earnings per share	$ (0.1016)	$ (0.1123)	$ (0.1888)